Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,409,500
Previously Paid Amount	0.00
Total Fee Amount	6,271.05
Total Offset Amount	0.00
Net Fee	6,271.05
Narrative - Max Aggregate Offering Price	$ 45,409,500
Final Prospectus	true